Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
Innovator U.S. Equity Ultra Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $517.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Innovator U.S. Equity Ultra Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $353.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Ultra Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $622.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)